Taxes and other receivables	12 Months Ended
Dec. 31, 2012
Taxes and Other Receivables [Abstract]
Taxes and other receivables
4	Taxes and other receivables

	$2012	$2011

Government grants	34,168	26,900
Other receivables	11,331	11,902

	45,499	38,802

On September 1, 2010 the Company was granted a non-repayable financial contribution of up to $29,499 (CDN $30,000) from the National Research Council of Canada Industrial Research Assistance Program (“IRAP”). Awards under the IRAP grant directly reduce the Company’s research and development costs by eligible expenses reimbursed by IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $29,499 (CDN $30,000) in the period from September 1, 2010 thru March 31, 2011 and a further $14,750 (CDN $15,000) in the period from April 1, 2011 thru July 31, 2011. Under this IRAP grant the Company requested an aggregate total reimbursement of $44,249 ($27,392 in 2011 and $16,857 in 2010) and has received $44,249 (2010 - $8,240) to December 31, 2011 resulting in a receivable of $nil (2010 - $8,617) at December 31, 2011.

On July 15, 2011 the Company was granted a second non-repayable financial contribution of up to $39,332 (CDN $40,000) from IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $39,332 (CDN $40,000) in the period from July 15, 2011 thru December 15, 2011. To December 31, 2011 the Company has requested reimbursement of $39,332 under the second IRAP grant and has received $12,432 resulting in a receivable of $26,900 at December 31, 2011.

On May 1, 2012 the Company was granted a third non-repayable financial contribution of up to $48,245 (CDN $48,000) from IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $48,245 (CDN $48,000) in the period from May 1, 2012 thru November 30, 2012. Under this IRAP grant the Company requested an aggregate total reimbursement of $40,542 and has received $6,374 to December 31, 2012 resulting in a receivable of $34,168 at December 31, 2012. Under this IRAP grant the Company did not incur all of the allowable expenses under the grant and as a result $7,703 has lapsed.

Total amounts credited in the statement operations for all IRAP grants in 2012 was $40,542 (2011 - $66,724, 2010 - $16,857).